2012 Separation Transaction (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Extraordinary and Unusual Items [Abstract]
Separation transaction and merger costs	$ 15	$ 14